Post employment benefits - Balance sheet analysis of post employment plans (Parenthetical) (Details) - USD ($) $ in Millions	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
DPS
Disclosure of defined benefit plans [line items]
Surplus/deficit in plan	$ 608	$ 689	$ 742
GIGIPS
Disclosure of defined benefit plans [line items]
Surplus/deficit in plan	417	332	328
Other Schemes
Disclosure of defined benefit plans [line items]
Surplus/deficit in plan	$ 136	$ 125	$ 140